INVESTMENTS	12 Months Ended
Dec. 31, 2025
INVESTMENTS
INVESTMENTS

11. INVESTMENTS

The Group’s investments comprise the following:

				Share
				ownership as of
	December 31,	December 31,	December 31,	December 31,
	2024	2025	2025	2025
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Investments accounted for under equity method:
Maxline Holdings Limited (“Maxline”) <1>	—	—	—	29.00%**

Investments accounted for under cost method:
Nanyang Biologics Pte Ltd. (“Nanyang Biologics”) <2>	—	—	—	14.54%
Beijing Weiming Naonao Technology Co., Ltd. (“BeijingNaonao”) <3>	58,474	—	—	8.30%
ZTE9 Network Technology Co., Ltd., Wuxi (“ZTE9”) <16>	—	—	—	5.00%
Shanghai Ronglei Culture Communication Co., Ltd. (“Shanghai Ronglei”) <11>	5,000	—	—	12.92%
Shanghai The9 Education Technology Co., Ltd. (“The9 Education Technology”)	—	—	—	19.20%
Dragonfly Ventures II, L.P. (“Dragonfly”) <9>	19,520	19,520	2,791	1.19%
Redblock Inc. (“Redblock”) <4>	1,943	1,943	278	1.00%**
Gameway Pte. Ltd. (“Gameway”) <12>	635	—	—	1.25%**
Zhenjiang Kexin Power System Design and Research Co., Ltd. (“Zhenjiang Kexin”) <17>	—	—	—	9.90%
Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”) <6>	—	—	—	4.00%
Skychain Technologies Inc. (“Skychain”) <18>	—	—	—	15.11%**
Shanghai Institute of Visual Art of Fudan University (“SIVA”) <10>	—	—	—	1.28%
Kuaijin Shidai (Xiamen) Technology Co., Ltd. (“KuaiJin”) <13>	67,360	67,360	9,632	15%
Shenma Limited (“Shenma”) <14>	82,573	82,573	11,808	19%
Wuhan Weixiang Science And Technology Co., Ltd. (“WeiXiang”) <15>	60,698	—	—	3.33%

Investments accounted for under readily determinable fair values
Nano Labs, Ltd. (“Nano Labs”) <8>	469	162	23	*
SMI Vantage(“SMI”) <5>	550	—	—	7.4%
FF Intelligent Mobility Global Holdings Ltd. (“FF Intelligent”) <7>	1	—	—	*
Total	297,223	171,558	24,532

* Less than 1%

** Ownership percentage represent the Company’s interest at the acquisition date.

The Group recorded the impairment on equity investments of nil, nil and RMB 41.6 million (US$ 6 million) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group recorded the impairment on other investments of nil, nil and RMB 65 million (US$ 9.3 million) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group recorded the gain of changes in fair value on other investments of RMB3.5 million, and the loss of RMB 7.2 million and the loss of RMB 0.3 million (US$ 0.04 million) for the years ended December 31, 2023, 2024, and 2025, respectively. The Group recorded the gain on disposal of investment and available-for-sale investments of RMB 1.7 million, and the loss on disposal of investment and available-for-sale investments of RMB 7,704 and nil for the years ended December 2023, 2024, and 2025, respectively. For the investments in equity, the Group has recorded its share of loss of nil, RMB 1.1 million and RMB 0.6 million (US$0.08 million) for the years ended December 31, 2023, 2024 and 2025, respectively.

<1> Maxline

In January 2018, the Group completed a share exchange transaction with Red Ace Limited (“Red Ace”), which was a private company incorporated under the laws of the British Virgin Islands for issuance and sale of 3,571,429 ordinary shares of the Company with a specific lock-up period. In exchange, Red Ace transferred 29% equity interest in Maxline, an associate of Red Ace. The fair value of 29% equity interest in Maxline was considered to be the value of the assets surrendered to the Group in this nonmonetary exchange transaction. In 2019, due to weaker than expected operating performance of Maxline, the Group recorded an impairment loss of RMB1.3 million.

<2> Nanyang Biologics

In February 2020, the Group entrusted a nominee to hold trust shares of 50% in Nanyang Herbs and the nominee is to exercise rights in accordance with the instruction of the Group. In February 2020, Nanyang Herbs entered into a research collaboration agreement with Nanyang Technological University (“NTU”) to jointly provide technology and financial support to fund the research project to embark on evidence-based study to illustrate the medicinal values and efficacies of certain herbs. The Group has invested an amount of RMB3.3 million to Nanyang Herbs in 2020 and amount of RMB3.3 million in 2021. Because of the uncertainty of medical research projects, the Group incurred loss of RMB 3.3 million for the year ended December 31, 2020. Also, the Group incurred another loss of RMB 3.3 million for the year ended December 31, 2021. In 2025, the Group, Nanyang Herbs and Nanyang Biologics entered into an agreement, the Group’s investment to Nanyang Herbs in 2020 and 2021, and the Group’s 50% shareholding in Nanyang Herbs converted into 220,500 shares (14.54%) of Nanyang Biologics.

<3> Beijing Naonao

In August 2020, the Group entered into an investment agreement with Beijing Weiming Naonao Technology Co., Ltd. (“Beijing Naonao”), which aims to develop and operate games designed for therapy purposes. The Group invested RMB3.0 million in Beijing Naonao for an equity interest of 9.09%. Due to the level of uncertainty involved to succeed to develop and launch the game in the future, the Group recorded an impairment loss of RMB3.0 million for the year ended December 31, 2020. In May 2024, the Group entered into an investment agreement with Beijing Naonao to purchase an additional 21.7% shares of Beijing Naonao by cash US$1.5 million and issuance of The9’s 251,290,500 restricted Class A ordinary shares (equivalent to 837,635 American Depositary Shares (ADSs)). The total value of investment of Beijing Naonao is RMB 58.4 million. The restricted Class A ordinary shares to be issued to Beijing Naonao will be subject to lock-up conditions and will only be released according to the following schedule: (i) when the market capitalization of The9 reaches US$200 million, 4,737,000 Class A ordinary shares (equivalent to 15,790 ADSs) of The9 will be released from the lock-up; (ii) when the market capitalization of The9 reaches US$500 million, 1,894,800 Class A ordinary shares (equivalent to 6,316 ADSs) of The9 will be released from the lock-up, and (iii) when the market capitalization of The9 reaches US$1 billion, 947,400 Class A Ordinary shares (equivalent to 3,158 ADSs) of The9 will be released from the lock-up. The rest of the restricted shares shall be released from the lock-up when either of the following conditions are met: Beijing Naonao completes a qualified IPO and its shares owned by The9 become freely tradable in the open market; or if and when the The9 exercises its super pro-rata right and, as a result, holds a minimum 51% of the then total share capital of Beijing Naonao.

The Group had held 30% shares of Beijing Naonao after the investment, the equity method has been adopted, and the Group recognized the proportionate share, 30% of Beijing Naonao’s net loss for the period from the effective date, April 1,2024 of equity method through December 31, 2024 of RMB 0.6 million. As June 30, 2025, the valuation of the call option asset is US$1.0 million, a decrease of US$1.1 million from the valuation on December 31, 2024. As June 30, 2025, the valuation of the put option liability is US$0.2 million, a decrease of US$ 0.04million from the valuation on December 31, 2024. The company has recorded a loss on fair value of Derivative of US$1.0 million. On June 30, 2025, the Group and Beijing Naonao entered an amendment of SPA which singed on March 26, 2024. In the amendment, the terms of share repurchase have been removed. Therefore, as June 30, 2025, the valuation of the call option asset is nil, a decrease of US$1.0 million from the valuation on June 30, 2025. As June 30, 2025, the valuation of the put option liability is nil, a decrease of US$0.2 million from the valuation on June 30, 2025. The Group has recorded a loss from derecognition of US$0.8 million.

In July 2025, the Group, Beijing Naonao and a third-party company entered into a tripartite share transfer and purchase agreement, the Group and Beijing Naonao have repurchased their respective shares from each other by way of returning their respective shares to the designated holders of the Parties (i.e., Beijing Naonao returned The9 Shares, which are equivalent to 238,725,975 Class A ordinary shares of The9 (the fair value price of shares is US$ 0.3 million), to The9’s designated holder, the third - party company, and The9 returned 21.7% shares of Beijing Naonao held by The9 to Beijing Naonao), the third - party company purchased The9 Shares upon the completion of the Transfer of Shares for the consideration equal to the agreed fair value. From July 30, 2025, the Group 9’s stake in Beijing Naonao decreased to 8.3% and the equity method has not been adopted, the Group recognized the 30% of Beijing Naonao’s net loss for the period from January 1,2025 through July 31, 2025 of equity method of RMB 0.6 million (US$ 0.08 million). After the share repurchase. The Group held 8.3% shares of Beijing Naonao, the Group recorded an impairment loss of RMB41.6 million (US$ 6 million).

<4> Redblock

In July 2021, the Group entered into an investment agreement with Redblock Inc. (“Redblock”). The Group invested RMB1.9 million in 2021. The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2024 and 2025, respectively.

<5> SMI

In June 2021, the Group entered into a subscription agreement with SMI Vantage (“SMI”), which the Group paid RMB 1.6 million to subscribe shares and options of SMI. In August 2021 the Group exercised the options, and paid RMB 4.9 million to obtain additional shares. In April 2022, the Group sold machines to SMI in exchange for additional shares which valued RMB 2.1 million. The Group sold 17,600,000 shares of SMI and recorded a realized gain on disposal of equity investee and available - for - sale investments of RMB 1.7 million for the years ended December 31, 2023. The Group sold 90,000 shares of SMI and recorded a realized loss on disposal of equity investee and available - for - sale investments of RMB 7,704 for the year ended December 31, 2024. The Group recorded gain on change in investment of RMB 4 million, loss on change in investment of RMB 6.7 million, and gain on change in investment of RMB 0.03 million (US$4,386) for the years ended December 31, 2023, 2024, and 2025, respectively. In March 2025, SMI was delisted from the Singapore stock market, the Group recorded a full impairment loss of RMB 0.6 million (US$0.09 million).

<6> Hangzhou Lianfang

In August 2021, the Group entered into an investment agreement with Hangzhou Lianfang Technology Co., Ltd. (“Hangzhou Lianfang”). The Group invested RMB2.0 million in Hangzhou Lianfang for an equity interest of 4.00%. Due to the uncertainty in business development, the Group had recorded a full impairment loss of RMB 2.0 million in 2022.

<7> FF Intelligent (formerly known as Smart King Limited)

In March 2019, the Group entered into a joint venture agreement with Faraday & Future Inc. (“F&F”) in an attempt to enter into electric vehicle business. In April 2019, the Group paid an initial deposit of US$5.0 million to F&F through an interest-free loan from Ark Pacific Associates Limited (“Ark Pacific Associates”), an entity affiliated with the Group’s former president. In November 2020, the Group converted the initial deposit of US$5.0 million into 2,994,011 Class B ordinary shares of FF Intelligent, the holding company of F&F that operates its electric vehicles business, at a pre-agreed conversion price set forth in the joint venture agreement. As a result of this conversion, the capital commitment in the joint venture agreement was deemed released. The prepaid deposit for joint venture was fully impaired in 2019 as the actual progress of the joint venture was below expectations. The initial recognition for the investment in FF Intelligent is recorded at nil. On July 21, 2021, FF Intelligent completed a merger with a SPAC company and became a public company FF Intelligent Electric Inc. (Nasdaq: FFIE). The Group owns 423,053 shares of FFIE after the merger. Such shares are subject to a 6-month lock-up period and were released to The9’s brokerage account in January 2022. The Group rebooked the investment for the 423,053 shares of FFIE received from F&F and recognized a gain on investments of RMB 37.7 million. The Group recognized a loss on change in investment of RMB 23.4 million based on its fair value as of December 31, 2021. As the result, the Group recognized a net gain of RMB 14.3 million for the year ended December 31, 2021. The Group recognized a loss on change in investment of RMB 0.8 million, a loss on change in investment of RMB 7,864, and a loss on change in investment of RMB 463 (US$ 66) based on its fair value for the years ended December 31, 2023 and 2024 and 2025, respectively.

<8> Nano Labs

In July 2022, the Group made a RMB 20.2 million (US$3 million) strategic investment in the initial public offering of Nano Labs to obtain of 260,642 American depositary shares (“ADSs”) of Nano Labs.

In July and August 2022, the Group sold 187,656 ADSs of Nano Labs and received RMB 15.2 million, the Group recorded a realized gain on disposal of equity investee and available-for-sale investments of RMB 0.7 million. The Group recognized a gain on change in investment of RMB 0.4 million, a loss on change in investment of RMB 0.5 million, and a loss on change in investment of RMB 0.3 million (US$ 0.04 million) based on its fair value for the years ended December 31, 2023, 2024 and 2025, respectively.

<9> Dragonfly

In March 2021, the Group entered into an investment agreement with Dragonfly Ventures II, L.P. (“Dragonfly”). The Group invested RMB19.5 million in 2021. The Group performed an impairment assessment and determined that there is no impairment in the investment as of December 31, 2024 and 2025, respectively.

<10> SIVA

In 2020, the Group considered to dispose its investment in SIVA and has performed an impairment assessment to consider the recoverable amount of the investment. The Group recorded an impairment loss of RMB10.0 million for the year ended December 31, 2020.

<11> Shanghai Ronglei

In October 2021, the Group entered into an investment agreement with Shanghai Ronglei. The Group invested RMB2 in 2021 and invested RMB3 million in 2022. Total investment in Shanghai Ronglei amounted to RMB5 million (US$0.7 million), which represented an equity interest of 12.92% as of December 31, 2024 and 2025. Due to the business performance of Shanghai Ronglei did not meet expectations, the Group recorded a full impairment loss of RMB 5 million (US$0.7 million) in 2025.

<12> Gameway

In February 2022, the Group entered into an investment agreement with Gameway. The Group invested RMB0.6 million in 2022 or an equity interest of 1.25% as of December 31, 2024 and 2025. Due to the uncertainty in business development, the Group recorded an impairment loss of RMB0.6 million (US$0.09 million) for the year ended December 31, 2025.

<13> KuaiJin

In May 2024, the Group entered into a definitive share purchase agreement with KuaiJin, a company operating unmanned retail store platform in China, to purchase 15% of KuaiJin by cash of US$1.5 million and issuance of The9’s 318,448,800 restricted Class A ordinary shares (equivalent to 1,061,496 ADSs), the total value of investment of KuaiJin is RMB 67.4 million (US$ 9.6 million). The restricted Class A ordinary shares to be issued to KuaiJin will be subject to lock-up conditions and will only be released according to the following schedule: (i) when the market capitalization of The9 reaches US$200 million, 20,940,900 Class A ordinary shares (equivalent to 69,803 ADSs) of The9 will be released from the lock-up; (ii) when the market capitalization of The9 reaches US$500 million, 8,376,300 Class A ordinary shares (equivalent to 27,921 ADSs) of The9 will be released from the lock-up, and (iii) when the market capitalization of The9 reaches US$1 billion, 4,188,300 Class A Ordinary shares (equivalent to 13,961 ADSs) of The9 will be released from the lock-up. The rest of the restricted shares shall be released from the lock-up when either of the following conditions are met: KuaiJin completes a qualified IPO and its shares owned by The9 become freely tradable in the open market; or if and when the The9 exercises its purchase option and, as a result, holds a minimum 51% of the then total share capital of KuaiJin.

<14> Shenma

In May 2024, the Group entered into the term sheet, it signed a definitive share purchase agreement with Shenma, a company operating digital human AIGC (Artificial Intelligence Generated Content) platform as a service in China, with the final negotiated terms to purchase 19% shares of Shenma in exchange for cash payment of US$1 million and issuance of The9’s 417,880,500 restricted Class A ordinary shares (equivalent to 1,392,935 ADSs), the total value of investment of Shenma is RMB 82.6 million. The restricted Class A ordinary shares to be issued to Shenma will be subject to lock-up conditions and will only be released according to the following schedule: (i) when the market capitalization of The9 reaches US$200 million, 33,938,400 Class A Ordinary shares (equivalent to 113,128 ADSs) of The9 shall be released from the lock-up; (ii) when the market capitalization of The9 reaches US$500 million, 13,575,300 Class A Ordinary shares (equivalent to 45,251 ADSs) of The9 shall be released from the lock-up, and (iii) when the market capitalization of The9 reaches US$1 billion, 6,787,800 Class A Ordinary shares (equivalent to 22,626 ADSs) of The9 shall be released from the lock-up. The rest of the issued Class A shares shall be released from the lock-up when the following conditions are met: Shenma completes the Qualified IPO with valuation higher than US$200 million.

<15> WeiXiang

In June 2024, the Group entered into a definitive share purchase agreement with WeiXiang., an AI-powered educational technology company in China, to purchase 19% of WeiXiang by cash of US$1.5 million and issuance of The9’s 284,465,400 restricted Class A ordinary shares (equivalent to 948,218 ADSs), the total value of investment of WeiXiang is RMB 60.7 million. The restricted Class A ordinary shares to be issued to Weixiang will be subject to lock-up conditions and will only be released according to the following schedule: (i) when the market capitalization of The9 reaches US$200 million, 24,533,700 Class A Ordinary shares (equivalent to 81,779 ADSs) of The9 will be released from the lock-up; (ii) when the market capitalization of The9 reaches US$500 million, 9,813,600 Class A Ordinary shares (equivalent to 32,712 ADSs) of The9 will be released from the lock-up, and (iii) when the market capitalization of The9 reaches US$1 billion, 4,906,800 Class A Ordinary shares (equivalent to 16,356 ADSs) of The9 will be released from the lock-up. The rest of the restricted shares shall be released from the lock-up when either of the following conditions are met: Weixiang completes a qualified IPO and its shares owned by The9 become freely tradable in the open market; or if and when the The9 exercises its purchase option and, as a result, holds a minimum 51% of the then total share capital of Weixiang.

In November 2025, the Group, WeiXiang, Li Yuanfeng (a third-party individual) and a third-party company entered into a tripartite share transfer and purchase agreement, the Group and WeiXiang have repurchased their respective shares from each other by way of returning their respective shares to the designated holders of the Parties (i.e., WeiXiang returned The9 Shares, which are equivalent to 157,100,240 Class A ordinary shares of The9 (the fair value price of shares is US$ 0.3 million), to The9’s designated holder, the third-party company and the third-party individual, and The9 returned 15.67% shares of WeiXiang held by The9 to WeiXiang), the third-party company and the third-party individual purchased The9 Shares upon the completion of the Transfer of Shares for the consideration equal to the agreed fair value. After the share repurchase. The Group held 3.33% shares of WeiXiang, the Group recorded an impairment loss of RMB 58.8 million (US$ 8.4million).

<16> ZTE9

In February 2013, the Group established a joint venture with Shanghai Zhongxing Communication Technology Enterprise Co., Ltd. and Shanghai Ruigao Information Technology Co., Ltd. in Wuxi, Jiangsu Province, for the purpose of developing and operating TV game platforms, TV games and other related businesses. The Group contributed RMB5.2 million to the joint venture, which accounted for 51.5% of the registered capital of the joint venture. As contemplated in the initial agreement, in August 2013, the Group transferred 9% of its equity shares of ZTE9 for a consideration of RMB0.9 million to a ZTE9 employee. In addition, based on a separately signed agreement, the Group also transferred 9% common shares of ZTE9 to certain ZTE9 employees, with recourse provision expiring in three years. This arrangement was in substance share-based compensation, with 3 year vesting requirement. Accordingly, the fair value of these awards was being recognized over the three-year vesting period of the shares. In February 2014, Guangdong Hongtu Guangdian Investment Limited Company made capital investment of RMB12.5 million to the ZTE9 to acquire its 10% shares, and the Group`s ownership in ZTE9 was diluted to 30.15% since then, and the equity method has been adopted. After years of absorbing losses from the joint venture, the group’s investment in the joint venture has been reduced to nil as of December 31, 2014.

In 2020, ZET9 underwent bankruptcy reorganization, and after the reorganization, the Group’s shareholding decreased to 5%. Currently, ZET9 is still in the process of bankruptcy.

<17> Zhenjiang Kexin

In June 2019, the Group completed a share exchange transaction with Comtec Windpark Renewable (Holdings) Co., Ltd. (“Comtec”), which was a private company incorporated under the laws of British Virgin Islands for issuance and sale of 3,444,882 ordinary shares of the Group. In exchange, Comtec transferred 9.9% equity interest in Zhenjiang Kexin, a company incorporated under the laws of PRC. The fair value of 9.9% equity interest in Zhenjiang Kexin was considered to be the value of the assets surrendered to the Group in the nonmonetary exchange transaction. The investment was fully impairment in 2019.

<18> Skychain

In April 2021, the Group signed a legally binding term sheet on a CAD4 million investment in Skychain Technologies Inc., a company listed in TSX Venture Exchange in Canada. The purpose of the investment is for the construction and operation of a 12 MW cryptocurrency mining facility located in Birtle, Manitoba, Canada. In June 2021, we announced the closing of the investment in Skychain and entered into subscription agreements to purchase share units and debentures issued by Skychain Technologies Inc. Upon the completion of construction, we plan to deploy our cryptocurrency mining machines there. The Group invested RMB10.6 million to get 15.11% of shares and RMB10.6 million (US$1.5 million) to get the Debentures of Skychain, the Debentures shall mature on the fourth anniversary of the closing date, the Group has an option to extend maturity for additional 12 months, and the Debentures bear interest at a rate of 1% per annum. The Group recorded its share of loss of RMB1.7 million and impairment of loss of RMB 4.3 million for the year ended December 31, 2021. Due to the local regulatory and permitting issues as well as significant construction delays, the Group had recorded a full impairment loss of RMB15.3 million in 2022.